[Northwestern Mutual Letterhead]

August 8, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement filed on behalf of The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account C (File Nos. 333-133381, 811-21886)

Commissioners:

On behalf of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or the “Company”) and NML Variable Annuity Account C (the “Account”), we have attached for filing this Pre-Effective Amendment No. 1 (the “Amendment”) to the Account’s registration statement on Form N-4 for certain individual flexible payment variable annuity contracts (the “Contracts”). Acceleration requests from the Company and the principal underwriter also accompany the filing.

The Amendment incorporates changes made in response to comments raised by the Commission staff in a letter to Counsel for the Company dated May 19, 2006 and includes information necessary to complete the registration statement, such as financial statements and the remainder of the required exhibits. The Amendment reflects added disclosure to describe more fully the Company’s existing administrative practices and requirements with respect to the processing of redemption orders and the circumstances in which the minimum purchase payment for the contracts may be partially waived. The Amendment also reflects clarifying or stylistic changes.

The following paragraphs provide the Company’s response to written comments to the Initial Registration Statement set forth in the staff’s letter dated May 19, 2006. For the staff’s convenience, each of the staff’s comments is set forth in full below, and then the response follows.

1. Comment: Please update the telephone number and address of the SEC’s Public Reference Room. The address is 100 F Street, NE, Washington, DC 20549-0102. The telephone number is (202) 551-8090.

Response: In response to the SEC staff comment, the street address has been changed to “100 F St., NE” and the phone number for information on the Public Reference Room’s operation has been changed to 1-202-551-8090.

2. Comment: Under “Contract Fees and Expenses” in the Fee and Expense Tables, please remove from the introductory narrative that the tables do not reflect any charges for transfers between divisions. See item 3(a) of Form N-4.

Response: In response to the SEC staff comment, the reference to the transfer fee in the introductory narrative has been removed. In addition, the transfer fee is now listed in the fee table with a footnote stating that although the Company does not presently assess a transfer fee, on certain contracts offered in the future, the Company may reserve the right to do so.

3. Comment: Under “Contract Fees and Expenses” in the Fee and Expense Tables, please include the maximum “Withdrawal Charge” that may be imposed in the fee table. See page 9 of the prospectus.

Response: The clause in the sentence on page 9 of the prospectus referencing a “withdrawal charge” was included in error and has been removed.

4. Comment: Under “Contract Fees and Expenses” in the Fee and Expense Tables, please include the maximum “Transfer Fee” that may be imposed in the fee table. See page 6 of the prospectus.

Response: In response to the SEC staff comment, and as described in more detail in response to comment #2 above, the maximum transfer fee (i.e., “none”) has been noted in the fee table.

5. Comment: Under “Contract Fees and Expenses” in the Fee and Expense Tables, please include the maximum “Redemption Fee” that may be imposed in the fee table.

Response: Redemption fees, if applicable, are assessed by an underlying fund and not the issuing insurance company. Although no such “Redemption Fee” exists at this time, the Company wishes to retain a reference to such a fee. If an underlying fund imposes such a fee, the Company believes that such a fee would not be a separate account fee, and as a result the Company respectfully maintains that the “Contract Fees and Expenses” portion of the Fee and Expense Table is not the appropriate place for such disclosure.

6. Comment: With regard to the Annual Charge for Optional Enhanced Death Benefit under “Contract Fees and Expenses” in the Fee and Expense Tables, please explain what is meant by “Maximum Charge (as a percentage of the benefit).” What is the “benefit”? Is it the entire value of the EDB, is it the difference between the EDB and the contract value, or the difference between EDB and the regular death benefit offered under the contract?

Response: The “benefit” referred to is the entire value of the enhanced death benefit, which is described in more detail in that part of the prospectus describing the death benefits available under the contract. To make this clearer in response to the SEC staff comment, the word “entire” has been added to the parenthetical after the words “Maximum Charge” under the heading “Annual Charge for Optional Enhanced Death Benefit,” so that the parenthetical now reads “(as a percentage of the entire benefit).”

7. Comment: Under the “Range of Total Annual Portfolio Operating Expenses,” please move the single asterisk to the first line of the table.

Response: In response to the SEC staff comment, the asterisk has been moved so that immediately after the heading “Range of Total Annual Portfolio Operating Expenses,” the footnote that had appeared there has been moved to the end of the first line of the table immediately below the paragraph under the heading (i.e., to the end of the line marked “Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)”.

8. Comment: With regard to the “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement,” please summarize the range of expiration dates for the waivers (e.g., disclosure that the contractual waiver commitments range from one to three years).

Response: In response to the SEC staff comment, we have changed the sentence to read as follows: “Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue at least until April 30, 2007.” On or before that date, of course, the Company will file an annual update to include updated fee and expense information, including information that will update this footnote.

9. Comment: Please replace the expense example with one that is Form N-4 compliant.

Response: The Company submits that the expense examples provided in the pre-effective amendment comply with the requirements of Form N-4. The Company has, however, inverted the order in which the minimum and maximum expenses are listed so that, pursuant to the instructions, the maximum total annual portfolio operating expenses will appear first.

10. Comment: Please note that the 10 year expense example can only reflect the fee waiver for the first 5 years of the example (i.e., the waiver can only be reflected for the term of the waiver). Please correct the narrative following the expense table to reflect this.

Response: In response to the SEC staff comment, we have modified the relevant sentence in the narrative following the expense table to read as follows: “The expense numbers shown in the tables reflect the current mortality and expense risk charges at the guaranteed rate for the first five years, and the maximum mortality and expense risk charges after five years.”

11. Comment: In a footnote to the expense example, please explain the value of the EDB used in the example, as the EDB charge is based on the EDB value.

Response: In response to the SEC staff comment, we have modified the narrative following the expense table by including a sentence which reads as follows: “The charge for the enhanced death benefit (EDB) above was determined by multiplying the maximum EDB percentage charge (.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only.”

12. Comment: In the footnote to the expense example, with regard to the sentence that begins, “The $30 annual Contract fee is reflected .. . . ,” please clarify what is being stated.

Response: The sentence referred to is meant to describe the methodology for contract fee estimates in the expense examples includes an estimate of the annual Contract fee. In any event, because the Company has decided to waive this annual fee at present, the sentence has been revised to read as follows: “The $30 annual Contract fee (presently waived) is reflected as 0% based on the estimated annual Contract fees we will collect divided by the estimated corresponding average assets of the Division representing Contract Value for the first fiscal year after commencement of offering of the Contract for sale.”

13. Comment: Under the “Short Term and Excessive Trading” section of the prospectus, please supplementally explain why you would not provide notice to a contract holder of a trade or purchase you reject?

Please supplementally explain what happens when there is a rejected purchase or trade? In a rejected trade, is the shareholder redeemed out of the division the contract holder tried to transfer out of? Since there is no fixed option, what happens to the funds of a purchase that is rejected?

Response: It is the Company’s practice to provide notice to a contract holder of a trade or purchase that is rejected in conformity with the Company’s policies and procedures designed to control abusive trading practices. Nevertheless, in response to the SEC staff comment, the sentence to which the staff has pointed has been revised to read as follows: “If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice.” In addition, we have added the following sentence at the end of the third paragraph of the “Short Term and Excessive Trading” section of the prospectus: “Once a Contract is restricted, we will allow one additional transfer into the Money Market Portfolio until the next Contract anniversary.”

In a rejected trade, neither the redemption nor the purchase is processed. Thus, shareholders are not “redeemed out” of the division he or she attempted to transfer out of.

14. Comment: Under the “Contract Values” section of the prospectus, please clarify supplementally what the contract value would be on March 1, 2007 if on January 1, 2007 a contract holder provides an initial premium of $100,000, on February 1, the contract holder withdraws $50,000 and on March 1, 2007 the accumulated value in the sub-accounts is $50,000.

Response: The contract value in the hypothetical described above by the SEC staff would be $50,000. On these facts, there would be no annual charge, and any mortality and expense charge would have already been reflected in the determination of the accumulated value.

15. Comment: Under the “Amount of Death Benefit” section of the prospectus, please state how the death benefit is calculated. The prospectus states that the death benefit will not be less than the Contract Value next determined. Can it be higher than the contract value?

Response: Yes, the death benefit could be higher than the contract value. This concept is described in the second paragraph under the heading “Amount of the Death Benefit.” Specifically, as is stated therein, “[i]f the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of Purchase Payments we received, less an adjustment for every withdrawal.”

16. Comment: Under the “Amount of Death Benefit” section of the prospectus, with regard to the EDB, please concisely discuss the benefit conferred by the EDB before discussing the EDB calculations. In addition, please supplementally explain whether withdrawals or purchase payments made on the contract anniversary affect EDB.

Response: In response to the SEC staff comment, the following concise description of the EDB has been added immediately before the discussion of the EDB calculations: “The EDB allows an Owner to ‘lock in’ increases in Contract

Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, adjusted for subsequent Purchase Payments and withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, or (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary.”

In addition to the additional sentences noted above, the Company has added three examples illustrating the operation of the death benefits available under the contract, two of which pertain to the enhanced death benefit. The Company submits that such additional disclosure is responsive to the comments raised by the SEC staff.

17. Comment: Under the “Amount of Death Benefit” section of the prospectus, please add the underlined text to the following sentence: “For each withdrawal, we reduce the EDB by the percentage of the Contract Value withdrawn since the last contract anniversary.”

Response: The Company respectfully maintains that adding the underlined text recommended by the SEC staff would be inaccurate. However, in light of the disclosure described above (in response to comment #16) on the nature and operation of the enhanced death benefit, the Company believes that it has responded sufficiently to the comments raised by the SEC staff.

18. Comment: Please provide examples of the death benefit and enhanced death benefit. Please include an example of the enhanced death benefit under each circumstance and using each trigger described in description of the enhanced death benefit. For each enhanced death benefit example, please also include what the death benefit (as opposed to the EDB) would be so the contract holder can see the difference between the two benefits.

Response: In response to the SEC staff comments, and as described in the response to comment #16 above, the Company has added three examples illustrating the operation of the death benefits available under the contract, two of which pertain to the enhanced death benefit. The Company submits that such additional disclosure is responsive to the comments raised by the SEC staff.

19. Comment: Please include a brief discussion about why one might use the Automatic Dollar-Cost Averaging feature.

Response: In response to the SEC staff comments, the Company has replaced the first sentence to the paragraph describing the Automatic Dollar-Cost Averaging feature: “The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high.”

20. Comment: The section “Substitution and Change” is not located in this prospectus; please rectify this error.

Response: The Company respectfully calls attention to the following disclosure under the heading “Additional Information” on page 13 of the prospectus:

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the Investment Company Act of 1940, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the Investment Company Act of 1940 or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the Investment Company Act of 1940 and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Company respectfully maintains that the above disclosure contains, at a minimum, all the required aspects of disclosure regarding “Substitution and Change.”

21. Comment: Please provide a power of attorney that relates specifically to this new registration statement as required by Rule 483(b) of the 1933 Act. In addition, please confirm that the financial statements and exhibits will be filed by a pre-effective amendment to the registration statement. In the event the registration requests acceleration of the effective date of the pending registration statement, please furnish a “Tandy letter” at the time of such request.

Response: In response to the SEC staff comments, the Company has included such a power of attorney – as well as the necessary financial statements and exhibits – with this pre-effective amendment. Also enclosed, per your request, is a “Tandy letter” acknowledging that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*     *     *

We believe that the Amendment is complete and responds to all SEC staff comments. We respectfully request that the staff review these materials as soon as possible. As noted above, requests for acceleration from the Company, on behalf of the Account, and the principal underwriter accompany the Amendment and request acceleration of the effective date of the Amendment to September 1, 2006.

If you have any questions regarding this letter or the enclosed Amendment, please contact me at (414) 665-2052 or John Dunn at (414) 665-5443. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

Very truly yours,

/s/ MICHAEL J. MAZZA
Michael J. Mazza
Assistant General Counsel and
Assistant Secretary

cc:	Michael Kosoff
John Dunn
Thomas Bisset

Enclosures